PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Stockholders' Equity Attributable to Parent					$ 67,253	¥ 469,168		¥ 2,374,133
Consolidated balance sheet
Cash and cash equivalents	$ 68,547	¥ 478,200	¥ 800,997	¥ 291,973	68,547	478,200		800,997	¥ 291,973
Amounts due from related parties					7,395	51,590
Other receivables, net					63,080	440,056		707,404
Inventory					1,977	13,792		19,380
Prepaid expense and other current assets					22,779	158,908		417,314
Assets held for sale					32,977	230,051		1,001,325
Long-term investments					39,124	272,936		349,882
Property, equipment and software, net					15,784	110,114		199,271
Intangible assets, net					27	190		21,179
Goodwill					1,368	9,541		110,424
Total assets					771,639	5,383,096		7,349,390
Accounts payable					18,325	127,836		156,320
Deferred tax liability								4,759
Other payables and accruals					186,676	1,302,292		1,128,068
Total liabilities					704,966	4,917,976		4,977,747
Consolidated statement of income (loss)
Total revenues	227,636	1,588,031	659,090	309,133
Net loss	(285,275)	(1,990,128)	(1,538,285)	(2,747,798)
Consolidated statement of cashflows
Net cash used in operating activities	(171,168)	(1,194,101)	(2,281,333)	(1,834,243)
Net cash (used in)/generated from investing activities	(69,415)	(484,254)	(1,078,617)	(586,843)
Net cash (used in)/generated from financing activities	10,554	73,630	4,274,052	3,288,842
Net increase/(decrease) in cash, cash equivalents and restricted cash	(229,891)	(1,603,765)	904,824	871,090
Cash and cash equivalents at beginning of the year		800,997	291,973
Cash, cash equivalents and restricted cash reclassified as held for sale assets					$ 3,594	25,074	$ 143,534	1,001,325	179,202
Cash and cash equivalents at end of the year	$ 68,547	478,200	800,997	291,973
Salvage car related business
PRINCIPAL ACCOUNTING POLICIES
Reclassified as assets held for sale						230,100
Reclassified as liabilities held for sale						¥ 199,100
VIEs
PRINCIPAL ACCOUNTING POLICIES
Term of interest-free loan agreements					10 years	10 years
Stockholders' Equity Attributable to Parent						¥ 144,200		144,200
Consolidated balance sheet
Cash and cash equivalents		913	67,940	105,680		913		67,940	¥ 105,680
Amounts due from related parties						201,303		165,940
Accounts receivable						7,073		6,957
Other receivables, net						74,283		95,297
Inventory						2,120		2,120
Prepaid expense and other current assets						2,600		22,364
Assets held for sale						150,767
Long-term investments						30,028		27,427
Property, equipment and software, net						4,398		12,436
Intangible assets, net						11,085		17,295
Goodwill								38,246
Total assets						484,570		456,022
Accounts payable						3		7,379
Amounts due to related parties						880,079		914,109
Current portion of long-term borrowings								281
Liabilities held for sale						176,902
Deferred tax liability						2,667		3,725
Other payables and accruals						191,902		249,841
Total liabilities						1,251,553		¥ 1,175,335
Consolidated statement of income (loss)
Total revenues		160,626	416,578	244,830
Cost of revenues		(46,670)	(156,093)	(130,099)
Net loss		(47,672)	(85,882)	(603,030)
Consolidated statement of cashflows
Net cash used in operating activities		(45,393)	(51,713)	(584,072)
Net cash (used in)/generated from investing activities		3,071	(67,516)	(5,529)
Net cash (used in)/generated from financing activities		319	81,489	604,314
Net increase/(decrease) in cash, cash equivalents and restricted cash		(42,003)	(37,740)	14,713
Cash and cash equivalents at beginning of the year		67,940	105,680	90,967
Cash, cash equivalents and restricted cash reclassified as held for sale assets						¥ 25,024
Cash and cash equivalents at end of the year		¥ 913	¥ 67,940	¥ 105,680